Client Name:
Client Project Name:	BRAVO 2023-NQM1
Start - End Dates:	2/8/2018 - 9/9/2022
Deal Loan Count:	234

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

0 - Total Active Conditions

1 - Total Satisfied Conditions

1 - Compliance Review Scope
1 - Category: Right of Rescission
0 - Total Waived Conditions

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